EQUITY	6 Months Ended
Jun. 30, 2023
EQUITY
EQUITY

NOTE 5: — EQUITY

a.	Composition of share capital:

		Issued and
	Authorized	outstanding

	June 30, 2023
Ordinary shares of $0.00001 per share	350,000,000	47,481,609
Preferred shares of $0.00001 per share	1,000,000	—

		Issued and
	Authorized (*)	outstanding

	December 31, 2022
Ordinary shares of $0.00001 per share	16,232,651	8,478,437
Series Seed Preferred shares of $0.00001 per share	698,000	2,455,606
Series A1 Preferred shares of $0.00001 per share	1,314,285	4,623,734
Series A2 Preferred shares of $0.00001 per share	264,983	932,227
Series B Preferred shares of $0.00001 per share	2,352,445	8,276,043
Series C Preferred shares of $0.00001 per share	5,232,616	11,372,541
	26,094,980	36,138,588

(*)In January 2023 the authorized Ordinary share capital was increased to 350,000,000.

Authorized shares amounts were not adjusted retrospectively to reflect the effect of the Share Split (see Note 1d). All other Ordinary shares and Preferred shares amounts were adjusted retrospectively for all periods presented in these consolidated financial statements to reflect the Share Split.

b.Movement in issued and outstanding share capital:

Number of shares
Balance as of January 1, 2023	36,138,588
Issuance of Ordinary shares	32,739
Issuance of Ordinary shares in connection with the closing of the BCA	11,287,156
Exercise of employees’ options into Ordinary shares	23,126
Balance as of June 30, 2023	47,481,609

NOTE 5: — EQUITY (continued)

c.	Issuance of Preferred and Ordinary shares:

1.	In February 2022, as part of a business combination to acquire Clearit Freightos-HK issued 959,907 Ordinary shares (valued at $6,573).
2.	In December 2021, Freightos launched the Digital Air Cargo Council (“DACC”) with three founding airline group members.

In December 2022, the Company issued to each of two of the airline groups an additional amount of 118,735 Ordinary shares and to the third airline group an additional amount of 59,367 Ordinary shares. These additional Ordinary shares issued, valued at the time of issuance at $2,621, were recorded as an operating expense in profit and loss. Each of two of the airline groups is eligible to receive up to 261,216 additional Ordinary shares, and the third airline group is eligible to receive up to 320,584 additional Ordinary shares, over the next several years upon the airline meeting certain performance criteria related to the adoption and utilization of the Company’s digital booking tools.

3.	In January 2023 the Company issued Ordinary shares and converted the Preferred shares to Ordinary shares as part of the Transactions - see Note 1d.
4.	In March 2023 the Company issued 32,739 Ordinary shares valued at the time of issuance at $113 to the sellers of 7LFreight as a result of 7LFreight business achieving certain operating and financial milestones that were agreed to in the business combination.
d.	Rights attached to shares:

The holders of Ordinary shares are entitled to receive dividends only when, as and if declared by the Board of Directors and are entitled to one vote per share at meetings of the Company. All Ordinary shares rank equally with regard to the Company’s residual assets.

e.	Capital management:

Capital comprises share capital and reserves as stated in the statement of financial position. The Company’s objective when managing capital is to safeguard its ability to continue as a going concern, so that it can continue to provide returns for the shareholders.